TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade Receivables and Other Current assets

	12/31/2024	12/31/2023
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	1,149	8,147
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	5,150	5,169
Prepayments	2,197	414
Other receivables	725	(27)
Total	9,122	13,604

	12/31/2022	12/31/2021
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	4,309	3,318
Impairment of trade receivables	(99)	(34)
Other current assets:
Current tax asset (VAT)	2,793	1,523
Prepayments	677	739
Other receivables	62	316
Total	7,742	5,862

Disclosure of Groups trade receivables

Currency	12/31/2024	12/31/2023
EUR	3,524	9,847
ILS	470	219
ARS	590	633
USD	183	712
MXN	3,672	1,537
COP	683	656
Total	9,122	13,604

Currency	12/31/2022	12/31/2021
EUR	1,580	2,139
ILS	61	150
ARS	365	290
USD	343	212
MXN	2,132	1,734
COP	3,261	1,337
Total	7,742	5,862

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99

Expected credit loss as of 01/01/2020	30
Additions	71
Reversal	-
Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(67)
Expected credit loss as of 12/31/2021	34
Additions	65
Reversal	-
Expected credit loss as of 12/31/2022	99